Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 1,052,997,380	$ 937,223,139
Group variable annuity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by the participants to GLAIC	210,873	205,000
Total investments	$ 22,223,077	$ 22,582,827
Genworth Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	976,323	1,143,304
Common stock, cost	$ 4,374,856	$ 5,111,512
Total investments	$ 8,816,197	$ 7,991,695
Common stock sold (in shares)	166,981
Common stock sold, price	$ 736,656